UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			             Washington, D.C. 20549

				      FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: Ended December 31, 2010

Check here if Amendment [  ]; Amendment Number: 01
This Amendment (Check only one.): [   ] is a restatement.
				   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Grant Investment Management
Address:	107 Briarwood Lane
		Oak Brook, IL 60523

13F File Number:028-03843

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Edmund  Grant
Title:		Proprietor
Phone:		630-986-1948
Signature, Place, and Date of Signing:
	Edmund Grant
Oak Brook, Illinois		February 10, 2011

Report Type (Check only one)
[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None


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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	0
Form 13F Information Table Value Total:	0

List of Other Included Managers:  None


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					FORM 13F INFORMATION
TABLE

    Name of Issuer    Title of  Cusip   Fair MarkeShares Investment DiscretioManagersVoting Authority
                       Class   Number   Value     PrincipSole   Shared Shared        Sole SharedNone
                                                  Amount               Other

Amgen Inc.            Common  031162100     604998  11020  11020     0  None   None      0 None  11020
Apple, Inc.           Common  037833100    1751501   5430   5430     0  None   None      0 None   5430
BP Amoco p.l.c.       ADS     055622104     952261  21559  21559     0  None   None      0 None  21559
Berkshire Hathaway IncClass B 084670207    2831889  35350  35350     0  None   None      0 None  35350
Bucyrus International Class A 118759109     375480   4200   4200     0  None   None      0 None   4200
Caterpillar           Common  149123101     856989   9150   9150     0  None   None      0 None   9150
Cisco Systems Inc.    Common  17275R102    1267693  62664  62664     0  None   None      0 None  62664
Coca Cola Co.         Common  191216100     975566  14833  14833     0  None   None      0 None  14833
Dell Inc.             Common  24702R101     167343  12350  12350     0  None   None      0 None  12350
Disney, (Walt) Co.    Common  254687106    1348409  35948  35948     0  None   None      0 None  35948
Exxon Corp.           Common  30231G102     544744   7450   7450     0  None   None      0 None   7450
First Solar Inc.      Common  336433107     365173   2806   2806     0  None   None      0 None   2806
General Electric Co.  Common  369604103    1332555  72857  72857     0  None   None      0 None  72857
Gilead Sciences Inc.  Common  375558103    2507808  69200  69200     0  None   None      0 None  69200
Google Inc. Cl A      Class A 38259P508     427658    720    720     0  None   None      0 None    720
Grainger,  W.W. Inc.  Common  384802104     593873   4300   4300     0  None   None      0 None   4300
Hewlett Packard Co.   Common  428236103    1638406  38917  38917     0  None   None      0 None  38917
Hologic Inc.          Common  436440101     743390  39500  39500     0  None   None      0 None  39500
Illinois Tool Works InCommon  452308109     758280  14200  14200     0  None   None      0 None  14200
Intel Corp.           Common  458140100    1937704  92140  92140     0  None   None      0 None  92140
International BusinessCommon  459200101    1623166  11060  11060     0  None   None      0 None  11060
JP Morgan Chase & Co. Common  46625H100    1222332  28815  28815     0  None   None      0 None  28815
Johnson & Johnson     Common  478160104    2464784  39851  39851     0  None   None      0 None  39851
Kohl's Corp.          Common  500255104    1157442  21300  21300     0  None   None      0 None  21300
Lowes Companies, Inc. Common  548661107    1216581  48508  48508     0  None   None      0 None  48508
MasterCard Inc.       Class A 57636Q104     830328   3705   3705     0  None   None      0 None   3705
McDonalds Corp.       Common  580135101     297675   3878   3878     0  None   None      0 None   3878
McKesson Corp         Common  58155Q103     879750  12500  12500     0  None   None      0 None  12500
Medco Health SolutionsCommon  58405U102     472392   7710   7710     0  None   None      0 None   7710
Merck & Co. Inc.      Common  58933Y105    2066642  57343  57343     0  None   None      0 None  57343
Microsoft Corp.       Common  594918104    1379898  49441  49441     0  None   None      0 None  49441
Herman Miller Inc.    Common  600544100     240350   9500   9500     0  None   None      0 None   9500
Molex Inc. Class A    Class A 608554200     329319  17452  17452     0  None   None      0 None  17452
Monsanto Co.          Common  61166W101     691177   9925   9925     0  None   None      0 None   9925
Motorola, Inc         Common  620076109     105212  11600  11600     0  None   None      0 None  11600
Northern Trust Corp.  Common  665859104    1554306  28051  28051     0  None   None      0 None  28051
Old Second Bancorp, InCommon  680277100     180513 106184 106184     0  None   None      0 None 106184
Pepsico, Inc          Common  713448108    1894439  28998  28998     0  None   None      0 None  28998
Qualcomm, Inc.        Common  747525103    3772425  76226  76226     0  None   None      0 None  76226
Schlumberger, Ltd.    Common  806857108    1622906  19436  19436     0  None   None      0 None  19436
State Street Corp.    Common  857477103    2404536  51889  51889     0  None   None      0 None  51889
Sysco Corp.           Common  871829107    1029029  35001  35001     0  None   None      0 None  35001
Wal-Mart Stores Inc.  Common  931142103     819736  15200  15200     0  None   None      0 None  15200
Walgreen Co.          Common  931422109    1561751  40086  40086     0  None   None      0 None  40086
Wolverine Worldwide   Common  978097103     216784   6800   6800     0  None   None      0 None   6800

COLUMN TOTALS                             52015192


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